Accumulated Other Comprehensive Income	3 Months Ended
Mar. 31, 2024
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
Note 10: Accumulated other comprehensive income
Changes in accumulated other comprehensive income (AOCI) by component for the three months ended March 31, 2024 and 2023 were as follows (in thousands):

Three months ended March 31, 2024	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2024	$22,011	$(2,029)	$19,982
Foreign currency translation loss, net of tax	(3,023)	—	(3,023)
Actuarial gain/(loss), net of tax	—	136	136

Balance as of March 31, 2024	$18,988	$(1,893)	$17,095

Three months ended March 31, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2023	$20,792	$(1,432)	$19,360
Foreign currency translation loss, net of tax	(1,181)	—	(1,181)
Actuarial gain/(loss), net of tax	—	(157)	(157)

Balance as of March 31, 2023	$19,611	$(1,589)	$18,022

We do not tax effect foreign currency translation gain/(loss) because we have determined such gain/(loss) is permanently reinvested and actuarial gain/(loss) is not tax effected due to a valuation allowance applied to our deferred tax assets.